Financial Instrument Risk Management - Right of Offset and Collateral (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	$ (4,119)	$ (3,732)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	785	694
Financial collateral pledged	2,939	2,730
Net financial liabilities	(395)	(308)
Derivative liabilities
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(2,295)	(1,756)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	768	694
Financial collateral pledged	1,132	754
Net financial liabilities	(395)	(308)
Financial assets pledged as collateral	1,726	1,127
Repurchase agreements
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(1,824)	(1,976)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	17	0
Financial collateral pledged	1,807	1,976
Net financial liabilities	0	0
Financial assets pledged as collateral	1,824	1,976
Derivative assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	1,112	1,478
Financial instruments subject to master netting or similar agreements	(768)	(694)
Financial collateral received	(298)	(662)
Net financial assets	46	122
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	470	853
Reverse repurchase agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	17	0
Financial instruments subject to master netting or similar agreements	(17)	0
Financial collateral received	0	0
Net financial assets	0	0
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	17	0
Financial assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	1,129	1,478
Financial instruments subject to master netting or similar agreements	(785)	(694)
Financial collateral received	(298)	(662)
Net financial assets	$ 46	$ 122